Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Preferred Stock, Par Value	$ 0.00	$ 0.00
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.00	$ 0.00
Common Stock, Shares Issued	1,969,322,429	1,913,137,429
Common Stock, Shares Outstanding	1,969,322,429	1,913,137,429